UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:       09/30/05

Check here if Amendment [ ]                          Amendment Number:

Institutional Investment Manager Filing this Report:

Name:         Endowment Management, LLC

Address:      1105 North Market Street, 15th Floor Wilmington, DE 19801

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Blaine J. Klusky

Title:            Chief Operating Officer

Phone:            302.472.9080

Signature, Place, and Date of Signing:



     /s/ Blaine J. Klusky          Wilmington, DE               11/11/2005
     ---------------------------------------------------------------------
           [Signature]              [City, State]                 [Date]


Report Type:

[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $366,777,000

List of Other Included Managers:            None

                                                         Market
           Name of Issuer    Title of Class     CUSIP     Value    SH/PRN    SH/ Put/  Investment   Managers      Sole  Shared  None
                                                        ($1000)    Amount    PRN Call  Discretion

BUILD A BEAR WORKSHOP INC    COMMON STOCK     120076104  44,359  1,989,200    SH           SOLE              1,989,200

CRAWFORD & CO-CL A           COMMON STOCK     224633206   7,416    975,771    SH           SOLE                975,771

CRAWFORD & CO-CL B           COMMON STOCK     224633107   7,070    902,878    SH           SOLE                902,878

INTL RECTIFIER CORP          COMMON STOCK     460254105  61,482  1,363,850    SH           SOLE              1,363,850

KIRKLANDS INC                COMMON STOCK     497498105  21,523  2,828,294    SH           SOLE              2,828,294

LAWSON SOFTWARE INC          COMMON STOCK     520780107   4,006    577,250    SH           SOLE                577,250

LECG CORP                    COMMON STOCK     523234102  38,177  1,659,864    SH           SOLE              1,659,864

NAUTILUS GROUP INC           COMMON STOCK     63910B102  51,238  2,321,629    SH           SOLE              2,321,629

OPTIONEXPRESS HOLDINGS INC   COMMON STOCK     684010101  30,143  1,583,140    SH           SOLE              1,583,140

SANDERS MORRIS HARRIS GROUP  COMMON STOCK     80000Q104  24,811  1,517,515    SH           SOLE              1,517,515

SOMERA COMMUNICATIONS INC    COMMON STOCK     834458101   1,303  1,302,824    SH           SOLE              1,302,824

TNS INC                      COMMON STOCK     872960109  39,804  1,641,400    SH           SOLE              1,641,400

VISTACARE INC                COMMON STOCK     92839Y109  35,445  2,449,535    SH           SOLE              2,449,535

                                                                                           No. of
                                                                                           Other
                                                        366,777                            Managers    0
